ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.    ORGANIZATION AND PRINCIPAL ACTIVITIES

Mercurity Fintech Holding Inc. (the “Company”), was incorporated in Cayman Islands on July 13, 2011. On December 28, 2016, the Company changed its name from Wowo Limited to JMU Limited. On April 30, 2020, the Company changed its name from JMU Limited to Mercurity Fintech Holding Inc., The Company completed its initial public offering (“IPO”) in National Association of Securities Dealers Automated Quotation (“NASDAQ”) on April 8, 2015.

Prior March 1, 2020, the Company and its subsidiaries, variable interest entities (“VIEs”) and VIEs’ subsidiaries were primarily engaged in the sale of rice, flavor, bean oil, seafood, wine and some other types of generic food and beverage products through its website www.ccjoin.com though operating a business-to-business (“B2B”) online e-commerce platform that provides integrated services to suppliers and consumers in the catering industry in the People’s Republic of China (“PRC”).

On May 21, 2019, the Company acquired Unicorn Investment Limited (“Unicorn”) and its subsidiaries and a VIE (“the Acquisition of Unicorn”). Pursuant to a share purchase agreement, the Company purchased all the issued and outstanding shares of Unicorn from its shareholder for the consideration of 632,660,858 newly issued ordinary shares of the Company. On that date, Unicorn, a developer of asset transaction platform products based on blockchain technologies, became a wholly owned subsidiary of the Company. On December 28, 2020, Unicorn changed its name from Unicorn Investment Limited to Mercurity Limited.

On July 22, 2019, the Company sold all of its equity interests in New Admiral Limited, a subsidiary of the Company, together with all of its subsidiaries and consolidated VIEs and their respective subsidiaries (collectively, the “Food Supply Chain Entities”), which were engaged in the Company’s food supply chain business. The sale was pursuant to a definitive agreement entered into between the Company and Marvel Billion Development Limited, company with limited liability incorporated under the laws of Hong Kong (the “Buyer”), in exchange for the Buyer’s payment of $1,000,000 and the assumption of $4,521,053 of net liabilities of the Food Supply Chain Entities. This disposal represents a strategic shift and has a major effect on the Company’s results of operations. Accordingly, assets and liabilities, Revenue and expenses, and cash flows related to the Food Supply Chain Entities have been reclassified in the accompanying consolidated financial statements as discontinued operations for all periods presented.

On March 1, 2020, the Company acquired NBpay Investment Limited (“NBpay”) and its subsidiaries and a VIE (“the Acquisition of NBpay”). Pursuant to a share purchase agreement, the Company purchased all the issued and outstanding shares of Unicorn from its shareholder for the consideration of 761,789,601 newly issued ordinary shares of the Company. On that date, NBpay, a developer of asset transaction platform products based on blockchain technologies, became a wholly owned subsidiary of the Company.

After the Acquisition of Unicorn and the Acquisition of NBpay, blockchain technical services became the principal business of the Company, which to design and develop digital asset transaction platforms based on blockchain technologies for customers to facilitate asset trading, asset digitalization and cross-border payments and provide supplemental services for such platforms, such as customized software development services, maintenance services and compliance support services.

In August 2021, the board and the management of the Company changed and the future business plan was recalibrated. The Company added cryptocurrency mining as one of the main businesses going forward. The Company entered into cryptocurrency mining pools by executing a business contract with a collective mining service provider on October 22, 2021 to provide computing power to the mining pool and derived USD$664,307 related revenue in 2021 and USD$783,089 related revenue in the first half of 2022.

Due to the extremely adverse regulatory measures taken by the Chinese government in 2021 in the field of digital currency production and transaction, the Company's board of Directors decided on December 10, 2021 to divest the Chinese companies of the related business controlled through VIE agreements, and the divestiture was completed on January 15, 2022.

1.    ORGANIZATION AND PRINCIPAL ACTIVITIES (CONTINUED)

According to the Company's five-year business plan laid out in the second half of 2021, the Company had originally planned to start physical cryptocurrency mining operations in the United States on a large scale in March 2022, but due to the Recovery Proceeding and the Bitcoin market price crash, the Company has delayed the implementation of some of these projects.

In the first half of 2022, the Company completed a novel software for the quantitative trading of digital assets through independent research and development. The software will first be implemented internally to enhance the quantitative cryptocurrency investment business before it will be made available to the public.

In the second half of 2022, the board and the management of the Company changed and the future business plan was recalibrated again. The Company's business will include: 1) Distributed computing and storage services business, including cryptocurrency mining and distributed computing and storage services for more other application areas; 2) Digital consultation services, providing digital payment solutions, asset management, and a continued expansion into online and traditional brokerage services; 3) Blockchain technical services business, providing designing and developing digital asset transaction platforms, digital asset quantitative investment software and other innovative and derivative services based on blockchain technologies.

On July 15, 2022, the Company incorporated Mercurity Fintech Technology Holding Inc.(“MFH Tech”) in US, which plans to develop distributed computing and storage services and digital consultation services. On August 23, 2022, MFH Tech signed a Consulting Agreement with a Chinese media company, pursuant to which MFH Tech will serve as an independent contractor in order to facilitate the Client to conduct its initial public offering, and derived USD$80,000 related revenue in 2022.

On December 15, 2022, the Company entered into an asset purchase agreement with Huangtong International Co., Ltd., providing for the acquisition and purchase of Web3 decentralized storage infrastructure, including cryptocurrency mining servers, cables, and other electronic devices, for an aggregate consideration of USD$5,980,000, payable in the Company’s ordinary shares. The investment is made with an aim to own mining machines capable of gathering, processing, and storing vast amounts of data, to advance the cryptocurrency mining business, and to further solidify the Company as a pioneer in the creation of the Web3 framework. The assessed value of the Web3 decentralized storage infrastructure is $5,982,900. In addition, the Company also received 104646.5806 filecoins from Huangtong International Co., Ltd. for free. On December 20, 2022, the assets began to be used for Filecoin mining operations and the effective computing power is expected to reach 64 PiB.

As of December 31, 2022, the Company’s subsidiaries are as follows:

	Date of	Place of	Percentage
	acquisition/	establishment/	of legal
	registration	incorporation	ownership
Subsidiaries:
Mercurity Fintech Technology Holding Inc.	July 15, 2022	US	100%
Mercurity Limited	May 21, 2019	British Virgin Islands	100%
Ucon Capital (HK) Limited	May 21, 2019	Hong Kong	100%
Beijing Lianji Future Technology Co., Ltd.	May 21, 2019	PRC	100%
NBpay Investment Limited	March 2, 2020	British Virgin Islands	100%
NBpay Fintech Pte Ltd.	March 2, 2020	Singapore	100%
Golden Nation Ltd.	October 17, 2021	US	100%

1.    ORGANIZATION AND PRINCIPAL ACTIVITIES (CONTINUED)

The VIE termination

On December 24, 2021, the board of the Company decided to dismantle the VIE structure and divest Beijing Lianji Technology Co., Ltd. and Mercurity (Beijing) Technology Co., Ltd., which were controlled by the VIE agreement, due to the impact of the adverse policies issued by the Chinese government on the original business. Therefore, in the financial statements for the year ended December 31, 2021, Beijing Lianji Technology Co., Ltd. and Mercurity (Beijing) Technology Co., Ltd. are listed as discontinued concerns.

On January 15, 2022, Beijing Lianji Future Technology Co., Ltd., Beijing Lianji Technology Co., Ltd. (VIE), signed a Termination Agreement Re Existing Control Documents with Wang Zhiyou and Zhou Jie, the 2b3np shareholders of Beijing Lianji Technology Co., Ltd.. According to the agreement, from the date hereof, each Party no longer retains any right under the Existing Control Documents and no longer needs to perform any obligation under the Existing Control Documents. However, the rights and obligations actually exercised by each Party based on any Existing Control Documents shall remain effective. Any income or other benefits of any nature funds obtained or actually received by any Party based on the Existing Control Documents need not be returned to the opposite Party, and the existing accounts receivable and payable between the Parties shall still be paid. Meanwhile, Beijing Lianji Future Technology Co., Ltd., Beijing Lianji Technology Co., Ltd., Ucon Capital (HK) Limited, Mercurity Limited and Mercurity Fintech Holding Inc. jointly signed an Agreement on Modification of Customer's Rights and Obligations. Beijing Lianji Technology Co., Ltd. transfered all of its receivables and other creditor's rights to Beijing Lianji Future Technology Co., Ltd., and all debts owned by Beijing Lianji Technology Co., Ltd. to Ucon Capital (HK) Limited, Mercurity Limited and Mercurity Fintech Holding Inc were borne by Beijing Lianji Future Technology Co., Ltd..

On January 15, 2022, Beijing Lianji Future Technology Co., Ltd., Mercurity (Beijing) Technology Co., Ltd. (VIE), signed a Termination Agreement Re Existing Control Documents with Wang Zhiyou, the shareholders of Beijing Lianji Technology Co., Ltd.. According to the agreement, from the date hereof, each Party no longer retains any right under the Existing Control Documents and no longer needs to perform any obligation under the Existing Control Documents. However, the rights and obligations actually exercised by each Party based on any Existing Control Documents shall remain effective. Any income or other benefits of any nature funds obtained or actually received by any Party based on the Existing Control Documents need not be returned to the opposite Party, and the existing accounts receivable and payable between the Parties shall still be paid. Meanwhile, Beijing Lianji Future Technology Co., Ltd., Mercurity (Beijing) Technology Co., Ltd., Ucon Capital (HK) Limited, Mercurity Limited and Mercurity Fintech Holding Inc. jointly signed an Agreement on Modification of Customer's Rights and Obligations. Mercurity (Beijing) Technology Co., Ltd. transfered all of its receivables and other creditor's rights to Beijing Lianji Future Technology Co., Ltd., and all debts owned by Mercurity (Beijing) Technology Co., Ltd. to Ucon Capital (HK) Limited, Mercurity Limited and Mercurity Fintech Holding Inc were borne by Beijing Lianji Future Technology Co., Ltd.

1.    ORGANIZATION AND PRINCIPAL ACTIVITIES (CONTINUED)

The VIE termination (continued)

The financial results of Beijing Lianji Technology Co. and Mercurity (Beijing) Technology Co., Ltd. are summarized set out below. The assets, liabilities, revenue and expenses have been reclassified as discontinued operations to retrospectively reflect the changes for the year ended December 31, 2021 and 2022.

	As of December 31,
	2022	2021
Carrying amounts of assets under disposal

Cash and cash equivalents	—	2,677
Prepaid expenses and other current assets, net	—	1,726
Total current assets of discontinued operations	—	4,403
Total assets of discontinued operations		4,403

Carrying amounts of liabilities under disposal

Accrued expenses and other current liabilities	—	3,194
Amounts due to related parties	—	27,744
Total current liabilities of discontinued operations	—	30,938
Total liabilities of discontinued operations	—	30,938

	For the year ended December 31,
	2022	2021
Revenue	—	122,343
Cost of revenue	—	(41,668)
Gross profit	—	80,675
General and administrative	—	(334,880)
Impairment loss	—	(8,107,943)
Operating loss from discontinued operations	—	(8,362,148)
Interest expense, net	—	91
Other income/(expenses), net	—	1,735
Net loss from discontinued operations	—	(8,360,322)

1.    ORGANIZATION AND PRINCIPAL ACTIVITIES (CONTINUED)

The VIE termination (continued)

The Company confirmed January 15, 2022 as the disposal date of Beijing Lianji Technology Co., Ltd. and Mercurity (Beijing) Technology Co., Ltd.(“the VIEs”). The assets and liabilities of the VIEs as of the disposal date and the loss from disposal of VIEs are as follows:

	For the year Ended January 15, 2022 (Disposal Date)
	Beijing Lianji Technology Co., Ltd.	Mercurity (Beijing) Technology Co., Ltd.	Total
Cash and cash equivalents	3,379	2,455	5,834
Due from the related party	95,239	313,475	408,714
Prepaid expense and other current assets, net	1,732	—	1,732
Total current assets	100,350	315,930	416,280
Total assets	100,350	315,930	416,280

Accrued expenses and other current liabilities	16,594	14,441	31,035
Due to the related party	315,050	96,814	411,864
Total current liabilities	331,644	111,255	442,899
Total liabilities	331,644	111,255	442,899

Net assets (i)	(231,294)	204,675	(26,619)
Disposal consideration (ii)	—	—	—
Other comprehensive income/loss (iii)	(64,319)	33,036	(31,283)
Loss from disposal of VIEs (iv, iv = ii – I + iii)	166,975	(171,639)	(4,664)

Assets and liabilities, Revenue and expenses, and cash flows related to the divested VIE entities had been reclassified in the accompanying consolidated financial statements as discontinued operations for the year ended December 31, 2020 and 2021. The financial statements of the Company for the year ended December 31, 2022 recognized the loss from disposal of VIEs as $4,664.